UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2021

BrandywineGLOBAL —

GLOBAL UNCONSTRAINED BOND FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to generate positive returns that are independent of market cycles.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of

BrandywineGLOBAL — Global Unconstrained Bond Fund for the six-month reporting period ended April 30, 2021. Please read on for Fund performance during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 28, 2021

II	BrandywineGLOBAL — Global Unconstrained Bond Fund

Performance review

For the six months ended April 30, 2021, Class A shares of BrandywineGLOBAL — Global Unconstrained Bond Fund, excluding sales charges, returned 5.67%. The Fund’s unmanaged benchmark, the FTSE 3-Month U.S. Treasury Bill Indexi, returned 0.04% for the same period. The Lipper Alternative Global Macro Funds Category Averageii returned 13.48% over the same time frame.

Performance Snapshot as of April 30, 2021 (unaudited)
(excluding sales charges)	6 months
BrandywineGLOBAL — Global Unconstrained Bond Fund:
Class A	5.67%
Class C	5.34%
Class C1[1]	5.40%
Class FI	5.63%
Class R	5.47%
Class I	5.83%
Class IS	5.91%
FTSE 3-Month U.S. Treasury Bill Index	0.04%
Lipper Alternative Global Macro Funds Category Average	13.48%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended April 30, 2021 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 1.58%, 0.96%, 1.04%, 1.61%, 1.35%, 1.95% and 2.06%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares was 1.83%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

BrandywineGLOBAL — Global Unconstrained Bond Fund	III

Performance review (cont’d)

Tot al Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2021, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 1.11%, 1.86%, 1.64%, 1.19%, 1.46%, 0.99% and 0.77%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.20% for Class A shares, 1.95% for Class C shares, 1.70% for Class C1 shares, 1.20% for Class FI shares, 1.45% for Class R shares, 0.85% for Class I shares and 0.75% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for Class R, Class I and Class IS shares as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 28, 2021

RISKS: Fixed income securities are subject to interest rate, credit, inflation, and reinvestment risks. As interest rates rise, the value of fixed income securities falls. High yield bonds are generally subject to greater price volatility, illiquidity, and possibility of default than investment grade bonds. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have

IV	BrandywineGLOBAL — Global Unconstrained Bond Fund

economic, political and legal systems that are less developed and are less stable than those of more developed countries. Sovereign government and supranational debt involve many of the risks of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation and the Fund may be unable to enforce its rights against the issuers. The Fund may be significantly overweight or underweight in certain companies, industries or market sectors, which may cause the Fund’s performance to be more sensitive to developments affecting those companies, industries or market sectors. While the portfolio managers may invest in long positions and short positions, there is the risk that the investments will not perform as expected and losses on one type of position could more than offset gains on the other, or the Fund could lose money on both positions, if the portfolio managers judge the market incorrectly. Short selling is a speculative strategy. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. The portfolio manager does not attempt to keep the portfolio structure or the Fund’s performance consistent with any designated stock, bond or market index and during times of market rallies, the Fund may not perform as well as other Funds that seek to outperform an index. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Leverage may increase volatility and possibility of loss. Active management does not ensure gains or protect against market declines. As a non-diversified Fund, it is permitted to invest a larger percentage of its assets in a smaller number of issuers than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The FTSE 3-Month U.S. Treasury Bill Index is an unmanaged index generally representative of the average yield of 90-day U.S. Treasury bills.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 211 funds in the Fund’s Lipper category, and excluding sales charges, if any.

BrandywineGLOBAL — Global Unconstrained Bond Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2021 and October 31, 2020 and does not include derivatives, such as future contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2020 and held for the six months ended April 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.67%	$1,000.00	$1,056.70	1.20%	$6.12	Class A	5.00%	$1,000.00	$1,018.84	1.20%	$6.01
Class C	5.34	1,000.00	1,053.40	1.85	9.42	Class C	5.00	1,000.00	1,015.62	1.85	9.25
Class C1	5.40	1,000.00	1,054.00	1.68	8.56	Class C1	5.00	1,000.00	1,016.46	1.68	8.40
Class FI	5.63	1,000.00	1,056.30	1.18	6.02	Class FI	5.00	1,000.00	1,018.94	1.18	5.91
Class R	5.47	1,000.00	1,054.70	1.45	7.39	Class R	5.00	1,000.00	1,017.60	1.45	7.25
Class I	5.83	1,000.00	1,058.30	0.85	4.34	Class I	5.00	1,000.00	1,020.58	0.85	4.26
Class IS	5.91	1,000.00	1,059.10	0.75	3.83	Class IS	5.00	1,000.00	1,021.08	0.75	3.76

2	BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report

[1]	For the six months ended April 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2021

BrandywineGLOBAL — Global Unconstrained Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government & Agency Obligations — 36.2%
U.S. Government Obligations — 36.2%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.114%)	0.134%	4/30/22	80,970,000	$81,059,549	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.075%	7/31/22	24,465,000	24,479,795	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.055%)	0.075%	10/31/22	37,035,000	37,059,170	(a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.049%)	0.069%	1/31/23	125,180,000	125,250,581	(a)
Total U.S. Government & Agency Obligations (Cost — $267,702,300)				267,849,095
Corporate Bonds & Notes — 24.0%
Consumer Discretionary — 3.4%
Automobiles — 3.4%
General Motors Co., Senior Notes	6.250%	10/2/43	3,830,000	5,045,426
General Motors Co., Senior Notes	5.950%	4/1/49	6,915,000	8,956,588
General Motors Financial Co. Inc., Senior Notes (SOFR + 1.200%)	1.216%	11/17/23	11,140,000	11,309,216	(a)
Total Consumer Discretionary				25,311,230
Energy — 5.5%
Oil, Gas & Consumable Fuels — 5.5%
Apache Corp., Senior Notes	4.750%	4/15/43	4,955,000	4,926,880
Apache Corp., Senior Notes	4.250%	1/15/44	940,000	877,396
Apache Corp., Senior Notes	5.350%	7/1/49	535,000	536,338
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	5,015,000	5,127,916
Hess Corp., Senior Notes	5.600%	2/15/41	1,465,000	1,720,013
Hess Corp., Senior Notes	5.800%	4/1/47	1,810,000	2,210,404
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	13,475,000	11,931,574
Petroleos Mexicanos, Senior Notes	7.690%	1/23/50	12,715,000	12,260,439
Saudi Arabian Oil Co., Senior Notes	3.250%	11/24/50	1,060,000	975,172	(b)
Total Energy				40,566,132
Financials — 11.4%
Banks — 6.6%
Bank of Montreal, Senior Notes (SOFR + 0.680%)	0.690%	3/10/23	16,735,000	16,893,414	(a)
Bank of Nova Scotia, Senior Notes (SOFR + 0.550%)	0.560%	9/15/23	15,985,000	16,068,873	(a)
Canadian Imperial Bank of Commerce, Senior Notes (SOFR + 0.800%)	0.810%	3/17/23	15,405,000	15,542,789	(a)
Total Banks				48,505,076

See Notes to Financial Statements.

4	BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report

BrandywineGLOBAL — Global Unconstrained Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Capital Markets — 2.5%
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	0.925%	2/23/23	18,620,000		$18,769,143	(a)
Consumer Finance — 1.0%
American Express Co., Senior Notes (3 mo. USD LIBOR + 0.600%)	0.795%	11/5/21	7,365,000		7,381,619	(a)
Insurance — 1.3%
Metropolitan Life Global Funding I, Secured Notes (SOFR + 0.570%)	0.580%	1/13/23	9,870,000		9,926,671	(a)(b)
Total Financials					84,582,509
Industrials — 3.3%
Aerospace & Defense — 1.3%
Boeing Co., Senior Notes	5.805%	5/1/50	3,440,000		4,423,454
Boeing Co., Senior Notes	3.950%	8/1/59	2,040,000		1,982,249
Boeing Co., Senior Notes	5.930%	5/1/60	2,350,000		3,072,174
Total Aerospace & Defense					9,477,877
Airlines — 2.0%
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	2,680,000		3,150,009
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	1,585,000		1,580,271
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	2,300,000		2,675,909	(b)
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	6,180,000		7,233,849
Total Airlines					14,640,038
Total Industrials					24,117,915
Information Technology — 0.4%
Electronic Equipment, Instruments & Components — 0.4%
Jabil Inc., Senior Notes	3.000%	1/15/31	3,335,000		3,397,605
Total Corporate Bonds & Notes (Cost — $169,029,631)					177,975,391
Sovereign Bonds — 22.8%
Brazil — 3.0%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	87,730,000	BRL	17,196,909
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/29	26,055,000	BRL	5,084,615
Total Brazil					22,281,524
Colombia — 3.8%
Colombian TES, Bonds	6.000%	4/28/28	107,670,000,000	COP	28,156,242
Indonesia — 6.8%
Indonesia Treasury Bond	9.000%	3/15/29	264,000,000,000	IDR	21,153,628
Indonesia Treasury Bond	8.375%	3/15/34	183,000,000,000	IDR	14,054,071

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2021

BrandywineGLOBAL — Global Unconstrained Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Indonesia — continued
Indonesia Treasury Bond	7.500%	6/15/35	123,200,000,000	IDR	$8,822,468
Indonesia Treasury Bond	8.750%	2/15/44	78,300,000,000	IDR	6,019,393
Total Indonesia					50,049,560
Mexico — 4.4%
Mexican Bonos, Bonds	8.000%	11/7/47	143,300,000	MXN	7,175,399
Mexican Bonos, Senior Notes	8.500%	5/31/29	92,000,000	MXN	5,065,181
Mexican Bonos, Senior Notes	8.500%	11/18/38	374,100,000	MXN	20,060,975
Total Mexico					32,301,555
South Africa — 4.8%
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	649,540,000	ZAR	35,686,747
Total Sovereign Bonds (Cost — $185,286,356)					168,475,628
Collateralized Mortgage Obligations (c) — 10.3%
Angel Oak Mortgage Trust, 2019-6 A1	2.620%	11/25/59	4,556,175		4,643,111	(a)(b)
Angel Oak Mortgage Trust I LLC, 2019-2 A1	3.628%	3/25/49	2,185,176		2,234,180	(a)(b)
Benchmark Mortgage Trust, 2020-B16 A5	2.732%	2/15/53	11,560,000		12,119,649
Commercial Mortgage Trust, 2017-COR2 A3	3.510%	9/10/50	11,925,000		13,115,117
Commercial Mortgage Trust, 2017-PANW D	4.343%	10/10/29	4,900,000		5,082,451	(a)(b)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	1.095%	5/15/36	5,365,000		5,382,013	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K087 A2	3.771%	12/25/28	12,130,000		14,020,519
IM Pastor Fondo de Titulizacion de Activos, 4 A (3 mo. EURIBOR + 0.140%, 0.000% floor)	0.000%	3/22/44	3,370,467	EUR	3,744,104	(a)(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 A3	3.276%	11/15/52	8,755,000		9,455,870
Residential Mortgage Loan Trust, 2019-3 A1	2.633%	9/25/59	6,137,770		6,247,208	(a)(b)
Total Collateralized Mortgage Obligations (Cost — $74,591,890)					76,044,222
Asset-Backed Securities — 2.1%
Towd Point Mortgage Trust, 2018-3 A2	3.875%	5/25/58	2,545,000		2,758,408	(a)(b)
Towd Point Mortgage Trust, 2018-5 A1	3.250%	7/25/58	12,266,579		12,833,367	(a)(b)
Total Asset-Backed Securities (Cost — $15,128,699)					15,591,775
Total Investments before Short-Term Investments (Cost — $711,738,876)					705,936,111

See Notes to Financial Statements.

6	BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report

BrandywineGLOBAL — Global Unconstrained Bond Fund

Security	Rate	Shares	Value
Short-Term Investments — 2.9%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost — $21,562,678)	0.006%	21,562,678	$21,562,678
Total Investments — 98.3% (Cost — $733,301,554)			727,498,789
Other Assets in Excess of Liabilities — 1.7%			12,210,554
Total Net Assets — 100.0%			$739,709,343

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real

COP	— Colombian Peso

EUR	— Euro

EURIBOR	— Euro Interbank Offered Rate

IDR	— Indonesian Rupiah

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

ZAR	— South African Rand

At April 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long- Term Bonds	649	6/21	$120,262,290	$120,653,156	$(390,866)

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2021

BrandywineGLOBAL — Global Unconstrained Bond Fund

At April 30, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	26,880,000,000	USD	23,667,180	Citibank N.A.	5/10/21	$498,446
KRW	43,850,000,000	USD	39,255,181	Citibank N.A.	5/10/21	166,795
USD	2,969,767	KRW	3,330,000,000	Citibank N.A.	5/10/21	(23,965)
INR	4,542,000,000	USD	61,423,201	HSBC Securities Inc.	5/10/21	(212,841)
USD	60,742,227	INR	4,542,000,000	HSBC Securities Inc.	5/10/21	(468,133)
RUB	1,147,000,000	USD	15,675,288	Citibank N.A.	5/12/21	(447,750)
RUB	3,959,000,000	USD	51,795,643	Citibank N.A.	5/12/21	763,922
USD	1,930,005	RUB	150,000,000	Citibank N.A.	5/12/21	(61,390)
USD	21,035,534	RUB	1,580,000,000	Citibank N.A.	5/12/21	59,501
USD	583,110	ZAR	8,500,000	Goldman Sachs Group Inc.	5/12/21	(2,008)
CLP	11,320,000,000	USD	16,134,780	HSBC Securities Inc.	5/12/21	(208,413)
USD	3,173,711	CLP	2,260,000,000	HSBC Securities Inc.	5/12/21	(5,934)
USD	12,683,924	CLP	9,060,000,000	HSBC Securities Inc.	5/12/21	(62,797)
USD	37,847,606	ZAR	565,500,000	HSBC Securities Inc.	5/12/21	(1,079,964)
ZAR	41,400,000	USD	2,823,060	JPMorgan Chase & Co.	5/12/21	26,810
MXN	65,600,000	USD	3,194,701	Citibank N.A.	5/13/21	39,044
USD	7,312,233	MXN	147,400,000	Citibank N.A.	5/13/21	46,165
USD	15,117,011	MXN	302,700,000	JPMorgan Chase & Co.	5/13/21	195,445
MXN	527,800,000	USD	25,162,090	Morgan Stanley & Co. Inc.	5/13/21	855,757
USD	810,561	MXN	16,400,000	Morgan Stanley & Co. Inc.	5/13/21	2,125
USD	32,328,698	CAD	40,750,000	Goldman Sachs Group Inc.	5/14/21	(824,766)
USD	42,229,334	CAD	53,240,000	Goldman Sachs Group Inc.	5/14/21	(1,085,768)
CAD	93,990,000	USD	75,734,501	Morgan Stanley & Co. Inc.	5/14/21	734,065
JPY	7,826,000,000	USD	72,181,588	Citibank N.A.	5/24/21	(561,424)
USD	116,397,974	JPY	12,043,000,000	Citibank N.A.	5/24/21	6,185,651
JPY	4,217,000,000	USD	38,849,889	HSBC Securities Inc.	5/24/21	(257,730)
USD	38,986,170	AUD	51,140,000	HSBC Securities Inc.	5/25/21	(414,004)
AUD	3,000,000	USD	2,288,460	JPMorgan Chase & Co.	5/25/21	22,853
AUD	76,880,000	USD	59,413,633	JPMorgan Chase & Co.	5/25/21	(182,398)
USD	23,511,871	AUD	30,470,000	JPMorgan Chase & Co.	5/25/21	36,640
AUD	51,060,000	USD	38,814,025	Morgan Stanley & Co. Inc.	5/25/21	524,514
USD	39,259,059	AUD	50,830,000	Morgan Stanley & Co. Inc.	5/25/21	97,721
AUD	1,500,000	USD	1,143,556	National Australia Bank Ltd.	5/25/21	12,100
TRY	126,000,000	USD	15,085,484	JPMorgan Chase & Co.	6/7/21	(156,502)
GBP	46,100,000	USD	64,509,805	Citibank N.A.	6/8/21	(837,284)
USD	22,999,654	GBP	16,690,000	Goldman Sachs Group Inc.	6/8/21	(52,284)
USD	40,631,385	GBP	29,410,000	Morgan Stanley & Co. Inc.	6/8/21	10,803
CLP	40,520,000,000	USD	55,516,736	HSBC Securities Inc.	6/11/21	1,480,607

See Notes to Financial Statements.

8	BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report

BrandywineGLOBAL — Global Unconstrained Bond Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,435,440	CLP	1,740,000,000	HSBC Securities Inc.	6/11/21	$(12,126)
CHF	35,960,000	USD	38,413,673	Citibank N.A.	6/14/21	1,009,581
CHF	1,850,000	USD	2,004,336	Goldman Sachs Group Inc.	6/14/21	23,835
USD	122,788,030	CHF	113,450,000	Goldman Sachs Group Inc.	6/14/21	(1,588,171)
CHF	36,610,000	USD	39,470,634	Morgan Stanley & Co. Inc.	6/14/21	665,220
USD	3,795,191	EUR	3,190,000	Citibank N.A.	7/12/21	(45,852)
USD	15,529,720	EUR	13,180,000	Citibank N.A.	7/12/21	(340,168)
EUR	740,000	USD	887,145	Goldman Sachs Group Inc.	7/12/21	3,881
PLN	137,700,000	USD	35,780,174	Citibank N.A.	7/13/21	545,799
BRL	83,810,000	USD	15,187,648	HSBC Securities Inc.	7/14/21	137,939
PLN	208,930,000	USD	55,362,928	Citibank N.A.	7/27/21	(242,762)
USD	48,584,143	IDR	715,110,000,000	JPMorgan Chase & Co.	7/28/21	(513,423)
COP	85,900,000,000	USD	23,709,960	JPMorgan Chase & Co.	7/29/21	(923,213)
THB	86,100,000	USD	2,756,082	HSBC Securities Inc.	8/6/21	7,722
Total						$3,541,871

Abbreviation(s) used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

CHF	— Swiss Franc

CLP	— Chilean Peso

COP	— Colombian Peso

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

KRW	— South Korean Won

MXN	— Mexican Peso

PLN	— Polish Zloty

RUB	— Russian Ruble

THB	— Thai Baht

TRY	— Turkish Lira

USD	— United States Dollar

ZAR	— South African Rand

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

April 30, 2021

BrandywineGLOBAL — Global Unconstrained Bond Fund

Summary of Investments by Country*
United States	63.2%
Mexico	7.8
Indonesia	6.9
Canada	6.7
South Africa	4.9
Colombia	3.9
Brazil	3.0
Spain	0.5
Saudi Arabia	0.1
Short-Term Investments	3.0
100.0%

*	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2021 and are subject to change.

See Notes to Financial Statements.

10	BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2021

Assets:
Investments, at value (Cost — $733,301,554)	$727,498,789
Foreign currency, at value (Cost — $308)	304
Unrealized appreciation on forward foreign currency contracts	14,152,941
Deposits with brokers for open futures contracts	6,018,947
Interest receivable	4,891,413
Deposits with brokers for OTC derivatives	1,070,000
Receivable for Fund shares sold	1,045,948
Receivable for securities sold	154,411
Deposits with brokers for centrally cleared swap contracts	210
Prepaid expenses	79,964
Total Assets	754,912,927

Liabilities:
Unrealized depreciation on forward foreign currency contracts	10,611,070
Deposits from brokers for OTC derivatives	2,810,000
Payable for Fund shares repurchased	693,878
Investment management fee payable	359,463
Payable to broker — net variation margin on open futures contracts	202,812
Accrued foreign capital gains tax	185,092
Trustees’ fees payable	9,967
Service and/or distribution fees payable	6,471
Due to custodian	5,557
Accrued expenses	319,274
Total Liabilities	15,203,584
Total Net Assets	$739,709,343

Net Assets:
Par value (Note 7)	$593
Paid-in capital in excess of par value	814,838,094
Total distributable earnings (loss)	(75,129,344)
Total Net Assets	$739,709,343

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report	11

Statement of assets and liabilities (unaudited) (cont’d)

April 30, 2021

Net Assets:
Class A	$22,227,609
Class C	$2,043,046
Class C1	$188,052
Class FI	$75,837
Class R	$53,344
Class I	$486,407,943
Class IS	$228,713,512

Shares Outstanding:
Class A	1,794,353
Class C	167,049
Class C1	15,297
Class FI	6,050
Class R	4,324
Class I	39,028,537
Class IS	18,299,025

Net Asset Value:
Class A (and redemption price)	$12.39
Class C*	$12.23
Class C1 (and redemption price)	$12.29
Class FI (and redemption price)	$12.54
Class R (and redemption price)	$12.34
Class I (and redemption price)	$12.46
Class IS (and redemption price)	$12.50
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$12.68

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

12	BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2021

Investment Income:
Interest	$10,533,106
Less: Foreign taxes withheld	(388,247)
Total Investment Income	10,144,859

Expenses:
Investment management fee (Note 2)	2,476,807
Transfer agent fees (Note 5)	596,134
Custody fees	78,053
Registration fees	76,484
Trustees’ fees	47,917
Service and/or distribution fees (Notes 2 and 5)	39,588
Fund accounting fees	37,239
Legal fees	36,371
Audit and tax fees	24,913
Commitment fees (Note 8)	19,882
Shareholder reports	11,613
Fees recaptured by investment manager (Note 2)	10,560
Insurance	5,930
Interest expense	94
Miscellaneous expenses	24,069
Total Expenses	3,485,654
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(321,075)
Net Expenses	3,164,579
Net Investment Income	6,980,280

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	10,206,512	†
Futures contracts	8,130,368
Forward foreign currency contracts	6,266,329
Foreign currency transactions	142,537
Net Realized Gain	24,745,746
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(1,743,504)	‡
Futures contracts	(390,866)
Forward foreign currency contracts	13,142,197
Foreign currencies	51,786
Change in Net Unrealized Appreciation (Depreciation)	11,059,613
Net Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	35,805,359
Increase in Net Assets From Operations	$42,785,639

†	Net of foreign capital gains tax of $40,012.

‡	Net of change in accrued foreign capital gains tax of $(74,888).

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report	13

Statements of changes in net assets

For the Six Months Ended April 30, 2021 (unaudited) and the Year Ended October 31, 2020	2021	2020

Operations:
Net investment income	$6,980,280	$18,315,853
Net realized gain (loss)	24,745,746	(14,801,989)
Change in net unrealized appreciation (depreciation)	11,059,613	4,716,987
Increase in Net Assets From Operations	42,785,639	8,230,851

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(7,111,027)	(4,700,061)
Decrease in Net Assets From Distributions to Shareholders	(7,111,027)	(4,700,061)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	85,744,696	163,841,985
Reinvestment of distributions	5,698,812	3,877,027
Cost of shares repurchased	(126,316,429)	(428,037,366)
Decrease in Net Assets From Fund Share Transactions	(34,872,921)	(260,318,354)
Increase (Decrease) in Net Assets	801,691	(256,787,564)

Net Assets:
Beginning of period	738,907,652	995,695,216
End of period	$739,709,343	$738,907,652

See Notes to Financial Statements.

14	BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$11.79	$11.62	$11.14	$12.28	$11.77	$11.75

Income (loss) from operations:
Net investment income	0.09	0.22	0.38	0.35	0.29	0.26
Net realized and unrealized gain (loss)	0.58	(0.00) [3]	0.14	(0.92)	0.35	0.12
Total income (loss) from operations	0.67	0.22	0.52	(0.57)	0.64	0.38

Less distributions from:
Net investment income	(0.07)	(0.05)	(0.04)	(0.39)	(0.13)	(0.20)
Net realized gains	—	—	—	(0.18)	—	(0.16)
Total distributions	(0.07)	(0.05)	(0.04)	(0.57)	(0.13)	(0.36)

Net asset value, end of period	$12.39	$11.79	$11.62	$11.14	$12.28	$11.77
Total return[4]	5.67%	1.89%	4.69%	(4.84)%	5.45%	3.37%

Net assets, end of period (000s)	$22,228	$21,145	$29,822	$67,791	$126,963	$363,993

Ratios to average net assets:
Gross expenses[5]	1.20%[6]	1.21%	1.39%	1.29%	1.35%	1.31%
Net expenses[5,7]	1.20 [6]	1.20 [8]	1.20 [8]	1.20 [8]	1.20 [8]	1.20 [8]
Net investment income	1.46 [6]	1.87	3.28	2.91	2.44	2.23

Portfolio turnover rate	40%	107%	44%	46%	62%	30%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$11.61	$11.49	$11.07	$12.19	$11.72	$11.75

Income (loss) from operations:
Net investment income	0.05	0.14	0.30	0.28	0.22	0.18
Net realized and unrealized gain (loss)	0.57	(0.01)	0.15	(0.91)	0.33	0.13
Total income (loss) from operations	0.62	0.13	0.45	(0.63)	0.55	0.31

Less distributions from:
Net investment income	—	(0.01)	(0.03)	(0.31)	(0.08)	(0.18)
Net realized gains	—	—	—	(0.18)	—	(0.16)
Total distributions	—	(0.01)	(0.03)	(0.49)	(0.08)	(0.34)

Net asset value, end of period	$12.23	$11.61	$11.49	$11.07	$12.19	$11.72
Total return[3]	5.34%	1.18%	4.13%	(5.46)%	4.69%	2.74%

Net assets, end of period (000s)	$2,043	$2,341	$3,064	$5,429	$8,313	$10,307

Ratios to average net assets:
Gross expenses	1.85%[4]	1.85%	1.84%	1.83%	1.82%	1.83%
Net expenses[5]	1.85 [4]	1.85 [6]	1.84 [6]	1.83	1.82 [6]	1.83
Net investment income	0.81 [4]	1.21	2.65	2.31	1.87	1.59

Portfolio turnover rate	40%	107%	44%	46%	62%	30%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C1 Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$11.67	$11.52	$11.08	$12.22	$11.73	$11.76

Income (loss) from operations:
Net investment income	0.06	0.17	0.33	0.31	0.25	0.20
Net realized and unrealized gain (loss)	0.57	(0.01)	0.14	(0.92)	0.34	0.11
Total income (loss) from operations	0.63	0.16	0.47	(0.61)	0.59	0.31

Less distributions from:
Net investment income	(0.01)	(0.01)	(0.03)	(0.35)	(0.10)	(0.18)
Net realized gains	—	—	—	(0.18)	—	(0.16)
Total distributions	(0.01)	(0.01)	(0.03)	(0.53)	(0.10)	(0.34)

Net asset value, end of period	$12.29	$11.67	$11.52	$11.08	$12.22	$11.73
Total return[3]	5.40%	1.44%	4.28%	(5.18)%	5.04%	2.80%

Net assets, end of period (000s)	$188	$317	$434	$1,643	$2,016	$2,552

Ratios to average net assets:
Gross expenses	1.68%[4]	1.63%	1.60%	1.56%	1.60%[5]	1.70%[5]
Net expenses[6]	1.68 [4]	1.63 [7]	1.59 [7]	1.56	1.58 [5,7]	1.70 [5]
Net investment income	0.97 [4]	1.44	2.94	2.59	2.10	1.73

Portfolio turnover rate	40%	107%	44%	46%	62%	30%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$11.93	$11.76	$11.20	$12.33	$11.77	$11.74

Income (loss) from operations:
Net investment income	0.09	0.21	0.42	0.36	0.30	0.27
Net realized and unrealized gain (loss)	0.59	0.01 [3]	0.17	(0.94)	0.31	0.12
Total income (loss) from operations	0.68	0.22	0.59	(0.58)	0.61	0.39

Less distributions from:
Net investment income	(0.07)	(0.05)	(0.03)	(0.37)	(0.05)	(0.20)
Net realized gains	—	—	—	(0.18)	—	(0.16)
Total distributions	(0.07)	(0.05)	(0.03)	(0.55)	(0.05)	(0.36)

Net asset value, end of period	$12.54	$11.93	$11.76	$11.20	$12.33	$11.77
Total return[4]	5.63%	1.90%	5.31%	(4.86)%	5.18%	3.46%

Net assets, end of period (000s)	$76	$73	$49	$128	$545	$3,294

Ratios to average net assets:
Gross expenses	1.18%[5]	1.18%	1.25%[6]	1.18%	1.15%	1.14%
Net expenses[7]	1.18 [5]	1.18 [8]	1.20 [6,8]	1.18	1.15	1.14
Net investment income	1.49 [5]	1.79	3.29 [6]	2.94	2.60	2.32

Portfolio turnover rate	40%	107%	44%	46%	62%	30%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Ratios for the year ended October 31, 2019 do not reflect the one-time transfer agent fee adjustment of $306 related to a prior period over accrual. If this adjustment were included, the gross expense, net expense and net investment income ratios for Class FI shares for the year ended October 31, 2019 would have been 0.81%, 0.81%, and 3.68%, respectively.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18	BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$11.73	$11.58	$11.12	$12.27	$11.79	$11.80

Income (loss) from operations:
Net investment income	0.07	0.18	0.34	0.33	0.27	0.22
Net realized and unrealized gain (loss)	0.58	0.01 [3]	0.15	(0.92)	0.33	0.12
Total income (loss) from operations	0.65	0.19	0.49	(0.59)	0.60	0.34

Less distributions from:
Net investment income	(0.04)	(0.04)	(0.03)	(0.38)	(0.12)	(0.19)
Net realized gains	—	—	—	(0.18)	—	(0.16)
Total distributions	(0.04)	(0.04)	(0.03)	(0.56)	(0.12)	(0.35)

Net asset value, end of period	$12.34	$11.73	$11.58	$11.12	$12.27	$11.79
Total return[4]	5.47%	1.64%	4.43%	(4.97)%	5.04%	3.03%

Net assets, end of period (000s)	$53	$51	$50	$48	$12	$12

Ratios to average net assets:
Gross expenses	1.45%[5,6]	1.47%[5]	1.47%[5]	1.45%[5]	2.22%	1.58%[5]
Net expenses[7]	1.45 [5,6,8]	1.45 [5,8]	1.45 [5,8]	1.45 [5]	1.45 [8]	1.45 [5,8]
Net investment income	1.21 [6]	1.58	2.98	2.76	2.24	1.94

Portfolio turnover rate	40%	107%	44%	46%	62%	30%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$11.88	$11.69	$11.18	$12.32	$11.82	$11.77

Income (loss) from operations:
Net investment income	0.11	0.26	0.41	0.40	0.35	0.30
Net realized and unrealized gain (loss)	0.58	(0.00) [3]	0.15	(0.92)	0.32	0.12
Total income (loss) from operations	0.69	0.26	0.56	(0.52)	0.67	0.42

Less distributions from:
Net investment income	(0.11)	(0.07)	(0.05)	(0.44)	(0.17)	(0.21)
Net realized gains	—	—	—	(0.18)	—	(0.16)
Total distributions	(0.11)	(0.07)	(0.05)	(0.62)	(0.17)	(0.37)

Net asset value, end of period	$12.46	$11.88	$11.69	$11.18	$12.32	$11.82
Total return[4]	5.83%	2.24%	5.05%	(4.45)%	5.70%	3.73%

Net assets, end of period (millions)	$486	$465	$541	$729	$799	$575

Ratios to average net assets:
Gross expenses	0.98%[5]	0.98%[6]	0.99%[6]	0.93%[6]	0.89%[6]	0.86%[6]
Net expenses[7,8]	0.85 [5]	0.85 [6]	0.85 [6]	0.85 [6]	0.85 [6]	0.85 [6]
Net investment income	1.81 [5]	2.20	3.60	3.31	2.86	2.59

Portfolio turnover rate	40%	107%	44%	46%	62%	30%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

20	BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$11.92	$11.73	$11.20	$12.35	$11.84	$11.78

Income (loss) from operations:
Net investment income	0.12	0.27	0.43	0.41	0.36	0.31
Net realized and unrealized gain (loss)	0.58	(0.01)	0.16	(0.93)	0.34	0.12
Total income (loss) from operations	0.70	0.26	0.59	(0.52)	0.70	0.43

Less distributions from:
Net investment income	(0.12)	(0.07)	(0.06)	(0.45)	(0.19)	(0.21)
Net realized gains	—	—	—	(0.18)	—	(0.16)
Total distributions	(0.12)	(0.07)	(0.06)	(0.63)	(0.19)	(0.37)

Net asset value, end of period	$12.50	$11.92	$11.73	$11.20	$12.35	$11.84
Total return[3]	5.91%	2.28%	5.26%	(4.41)%	5.87%	3.85%

Net assets, end of period (millions)	$229	$250	$422	$559	$677	$507

Ratios to average net assets:
Gross expenses	0.75%[4,5]	0.76%[4]	0.76%	0.73%	0.73%	0.72%
Net expenses[6]	0.75 [4,5]	0.75 [4,7]	0.75 [7]	0.73	0.73	0.72
Net investment income	1.91 [5]	2.34	3.71	3.42	2.99	2.71

Portfolio turnover rate	40%	107%	44%	46%	62%	30%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.75%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report	21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Unconstrained Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

22	BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$267,849,095	—	$267,849,095
Corporate Bonds & Notes	—	177,975,391	—	177,975,391
Sovereign Bonds	—	168,475,628	—	168,475,628
Collateralized Mortgage Obligations	—	76,044,222	—	76,044,222
Asset-Backed Securities	—	15,591,775	—	15,591,775
Total Long-Term Investments	—	705,936,111	—	705,936,111
Short-Term Investments†	$21,562,678	—	—	21,562,678
Total Investments	$21,562,678	$705,936,111	—	$727,498,789
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$14,152,941	—	$14,152,941
Total	$21,562,678	$720,089,052	—	$741,651,730

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$390,866	—	—	$390,866
Forward Foreign Currency Contracts	—	$10,611,070	—	10,611,070
Total	$390,866	$10,611,070	—	$11,001,936

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in

24	BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report

contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of

26	BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report

such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of April 30, 2021, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $10,611,070. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of April 30, 2021, the Fund has posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $1,070,000 which could be used to reduce the required payment.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

At April 30, 2021, the Fund held cash collateral from Citibank N.A. and HSBC Securities Inc. in the amount of $1,580,000 and $1,230,000 respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(i) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(k) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of April 30, 2021, there were $185,092 of capital gains tax liabilities accrued on unrealized gains.

28	BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. LMPFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.650%
Next $1 billion	0.625
Next $3 billion	0.600
Next $5 billion	0.575
Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Brandywine Global a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares did not exceed 1.20%, 1.95%, 1.70%, 1.20%, 1.45%, 0.85% and 0.75%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

During the six months ended April 30, 2021, fees waived and/or expenses reimbursed amounted to $321,075.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

Pursuant to these arrangements, at April 30, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Expires October 31, 2021	$84,138	—	—	—	—	$568,795	—
Expires October 31, 2022	79,634	$271	$83	$4	$7	929,947	$29,409
Expires October 31, 2023	2,831	50	7	1	11	631,583	25,026
Expires October 31, 2024	—	—	—	—	—	321,075	—
Total fee waivers/ expense reimbursements subject to recapture	$166,603	$321	$90	$5	$18	$2,451,400	$54,435

For the six months ended April 30, 2021, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

	Class A	Class R	Class IS
LMPFA recaptured	$10,345	$5	$210

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. Class C1 shares are not available for purchase by new or existing investors. Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges. There is a CDSC of 1.00% on Class C shares which applies if redemption occurs within 12 months from purchase payment.

For the six months ended April 30, 2021, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

Class A
Sales charges	$1,742
CDSCs	—

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by LMPFA or an affiliate of LMPFA in which his or her deferred

30	BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report

trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$128,838,864	$162,249,026
Sales	242,948,495	77,764,343

At April 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$733,301,554	$12,644,495	$(18,447,260)	$(5,802,765)
Futures contracts	—	—	(390,866)	(390,866)
Forward foreign currency contracts	—	14,152,941	(10,611,070)	3,541,871

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2021.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$14,152,941

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$390,866	—	$390,866
Forward foreign currency contracts	—	$10,611,070	10,611,070
Total	$390,866	$10,611,070	$11,001,936

BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$8,130,368	—	$8,130,368
Forward foreign currency contracts	—	$6,266,329	6,266,329
Total	$8,130,368	$6,266,329	$14,396,697

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(390,866)	—	$(390,866)
Forward foreign currency contracts	—	$13,142,197	13,142,197
Total	$(390,866)	$13,142,197	$12,751,331

During the six months ended April 30, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$35,378,307
Forward foreign currency contracts (to buy)	661,474,058
Forward foreign currency contracts (to sell)	592,234,841

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of April 30, 2021.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Citibank N.A.	$9,314,904	$(2,560,595)	$6,754,309	$(1,580,000)	$5,174,309
Goldman Sachs Group Inc.	27,716	(3,552,997)	(3,525,281)	—	(3,525,281)
HSBC Securities Inc.	1,626,268	(2,721,942)	(1,095,674)	(1,230,000)	(2,325,674)

32	BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report

Counterparty (cont’d)	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
JPMorgan Chase & Co.	$281,748	$(1,775,536)	$(1,493,788)	$1,070,000	$(423,788)
Morgan Stanley & Co. Inc.	2,890,205	—	2,890,205	—	2,890,205
National Australia Bank Ltd.	12,100	—	12,100	—	12,100
Total	$14,152,941	$(10,611,070)	$3,541,871	$(1,740,000)	$1,801,871

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.75%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$27,150	$11,923
Class C	11,238	1,193
Class C1	973	243
Class FI	95	70
Class R	132	51
Class I	—	576,926
Class IS	—	5,728
Total	$39,588	$596,134

BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

For the six months ended April 30, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	—
Class C	—
Class C1	—
Class FI	—
Class R	—
Class I	$321,075
Class IS	—
Total	$321,075

6. Distributions to shareholders by class

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
Net Investment Income:
Class A	$121,059	$95,432
Class C	—	3,331
Class C1	158	409
Class FI	438	204
Class R	176	160
Class I	4,456,914	2,660,828
Class IS	2,532,282	1,939,697
Total	$7,111,027	$4,700,061

7. Shares of beneficial interest

At April 30, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	239,790	$2,967,724	264,754	$3,058,408
Shares issued on reinvestment	8,663	107,201	8,606	93,377
Shares repurchased	(248,030)	(3,071,768)	(1,045,653)	(11,923,153)
Net increase (decrease)	423	$3,157	(772,293)	$(8,771,368)

34	BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Shares	Amount	Shares	Amount
Class C
Shares sold	—	—	14,992	$174,514
Shares issued on reinvestment	—	—	261	2,805
Shares repurchased	(34,523)	$(422,856)	(80,332)	(913,198)
Net decrease	(34,523)	$(422,856)	(65,079)	$(735,879)

Class C1
Shares sold	1	$10	2	$19
Shares issued on reinvestment	12	153	37	402
Shares repurchased	(11,851)	(145,839)	(10,531)	(123,077)
Net decrease	(11,838)	$(145,676)	(10,492)	$(122,656)

Class FI
Shares sold	—	—	2,261	$24,574
Shares issued on reinvestment	22	$275	19	204
Shares repurchased	(123)	(1,545)	(304)	(3,592)
Net increase (decrease)	(101)	$(1,270)	1,976	$21,186

Class R
Shares sold	—	—	11	$121
Shares issued on reinvestment	—	—	15	160
Shares repurchased	—	—	(31)	(361)
Net decrease	—	—	(5)	$(80)

Class I
Shares sold	5,271,022	$65,981,771	10,847,622	$126,948,998
Shares issued on reinvestment	248,584	3,101,245	170,214	1,858,732
Shares repurchased	(5,606,714)	(69,873,131)	(18,138,130)	(207,517,404)
Net decrease	(87,108)	$(790,115)	(7,120,294)	$(78,709,674)

Class IS
Shares sold	1,339,061	$16,795,191	2,860,423	$33,635,351
Shares issued on reinvestment	198,893	2,489,938	175,465	1,921,347
Shares repurchased	(4,236,554)	(52,801,290)	(17,995,805)	(207,556,581)
Net decrease	(2,698,600)	$(33,516,161)	(14,959,917)	$(171,999,883)

8. Redemption facility

Effective February 5, 2021, the Fund’s redemption facility (the “Redemption Facility”) was terminated and the Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, became borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 4, 2022.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility; there is no upfront fee. Under the Redemption Facility, the Fund had access to the aggregate amount of $190 million, and the following terms were in effect: the annual commitment fee to maintain the Redemption Facility was 0.15% incurred on the unused portion of the facility and there was an annual upfront fee of 0.06% of the $190 million Redemption Facility; prior to November 16, 2020, there was no upfront fee. The aggregate commitment fees under the Global Credit Facility and Redemption Facility are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility nor the Redemption Facility during the six months ended April 30, 2021.

9. Deferred capital losses

As of October 31, 2020, the Fund had deferred capital losses of $109,048,296, which have no expiration date, that will be available to offset future taxable capital gains.

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the

36	BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report

ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2021 Semi-Annual Report	37

BrandywineGLOBAL —

Global Unconstrained Bond Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment Management, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

BrandywineGLOBAL — Global Unconstrained Bond Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

BrandywineGLOBAL — Global Unconstrained Bond Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Global Unconstrained Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX013668 6/21 SR21-4167

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: June 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: June 23, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: June 23, 2021